DESCRIPTION OF THE PLAN - Distributions (Details)	12 Months Ended
Dec. 31, 2025 Y
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
Employee's age for distribution commencement	73
AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
Employee's age for distribution commencement	73